Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Broadview Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001586281
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Broadview Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Broadview Opportunity Fund (the "Fund") seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year ended September 30, 2018, the portfolio turnover rate of the Fund was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above do not correlate to the Fund's ratio of operating expenses to average net assets for the year ended September 30, 2018 found within the "Financial Highlights" section of the Fund's Prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund may invest in stocks of companies of all sizes, but primarily invests in smaller capitalization United States companies that have substantial capital appreciation potential.  The Fund considers smaller capitalization companies to be those companies that have a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index. The market capitalizations within the Russell 2000® Index vary, but as of December 31, 2018, they ranged from approximately $7.9 million to $6.2 billion. The Fund's investment adviser, Broadview Advisors, LLC (the "Adviser"), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects.  The Adviser conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the Fund's portfolio.  Investments that meet most of the criteria are added to a list of similar companies to be monitored by the Adviser.  Companies meeting all five pillars may be added to the Fund's portfolio.  The five pillars of the analysis are:

●	Strong Business Traits;

●	Defendable Market Niche;

●	Attractive Growth Potential;

●	Capable Management; and

●	Discount to Private Market Value.

In reviewing companies, the Adviser applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the Adviser's five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

●	The security has achieved its value potential;

●	Such sale is necessary for portfolio diversification;

●	Changing fundamentals signal a deteriorating value potential; or

●	Other securities have a better value potential.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks: Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

●	Management Risk: The strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investment vehicles having similar investment strategies.

●	Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

●	Smaller Capitalization Companies Risk: Smaller capitalization companies (generally companies with market capitalizations within the capitalization range of the Russell 2000® Index) typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. There is a risk that the securities of smaller capitalization companies may have limited liquidity and greater price volatility than securities of larger capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in smaller capitalization company stocks falls out of favor with investors and these stocks may underperform.

●	Growth Stock Risk: Growth stocks experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other stocks. Growth stocks may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2000® Index (the Fund's primary benchmark) and the Russell 2500TM Index (the Fund's secondary benchmark).  The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund's website at http://www.bvafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2000® Index (the Fund's primary benchmark) and the Russell 2500TM Index (the Fund's secondary benchmark).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.bvafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1)	The Fund is the successor to the FMI Focus Fund, a series of FMI Funds, Inc. (the "Predecessor Fund"), as a result of the reorganization of the Predecessor Fund into the Fund on November 29, 2013 (the "Reorganization"). Accordingly, the performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the Predecessor Fund. Prior to November 29, 2013, the Adviser served as sub-adviser to the Predecessor Fund and another investment adviser served as the investment adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially similar investment strategies as the Fund.

During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -22.23% (quarter ended September 30, 2011).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs). In certain cases, the figures representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figures representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which comprises the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe and includes the smallest 2,500 companies in the Russell 3000® Index.  A direct investment in an index is not possible.

Broadview Opportunity Fund | Broadview Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVAOX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	390
Five Years	rr_ExpenseExampleYear05	675
Ten Years	rr_ExpenseExampleYear10	$ 1,487
Annual Return 2009	rr_AnnualReturn2009	40.16%
Annual Return 2010	rr_AnnualReturn2010	29.55%
Annual Return 2011	rr_AnnualReturn2011	(3.37%)
Annual Return 2012	rr_AnnualReturn2012	13.33%
Annual Return 2013	rr_AnnualReturn2013	43.48%
Annual Return 2014	rr_AnnualReturn2014	3.06%
Annual Return 2015	rr_AnnualReturn2015	(7.90%)
Annual Return 2016	rr_AnnualReturn2016	18.04%
Annual Return 2017	rr_AnnualReturn2017	8.90%
Annual Return 2018	rr_AnnualReturn2018	(12.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
1 Year	rr_AverageAnnualReturnYear01	(12.09%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Broadview Opportunity Fund | After Taxes on Distributions | Broadview Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.95%)
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
10 Years	rr_AverageAnnualReturnYear10	9.99%
Broadview Opportunity Fund | After Taxes on Distributions and Sales | Broadview Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	9.85%
Broadview Opportunity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	11.97%
Broadview Opportunity Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	13.15%

[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. The Total Annual Fund Operating Expenses in the table above do not correlate to the Fund's ratio of operating expenses to average net assets for the year ended September 30, 2018 found within the "Financial Highlights" section of the Fund's Prospectus, which does not include Acquired Fund Fees and Expenses.